Property And Equipment, Net - Summary of Property And Equipment Consist of The Following (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 230,549	$ 35,333	¥ 182,350
Accumulated depreciation	(119,068)	(18,248)	(93,036)
Property, Plant and Equipment, Net	111,481	17,085	89,314
Machinery And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	153,589	23,537	120,478
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,588	397	2,296
Furniture And Tools [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,085	1,546	7,541
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	32,526	4,985	26,708
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	30,672	4,701	24,653
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 1,089	$ 167	¥ 674